PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT

The Company reviews the estimated useful lives of property and equipment at the end of each reporting period. The Company determined that the useful lives of the assets included as property and equipment are in accordance with their expected lives.

Property and equipment as of December 31, 2025 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3 - 5	5	50	—	—
Cost
Values at beginning of year	114,369	20,700	108,569	340	74,611	2,354	10,047	330,990
Additions related to business combinations	119	—	—	—	—	—	—	119
Additions	9,733	1,302	878	—	—	—	5,929	17,842
Derecognition	(2,864)	(810)	(6,201)	(196)	—	—	(150)	(10,221)
Transfers	—	788	13,492	—	—	—	(14,280)	—
Translation	1,716	224	1,124	69	—	—	132	3,265
Values at end of year	123,073	22,204	117,862	213	74,611	2,354	1,678	341,995

Depreciation
Accumulated at beginning of year	85,264	15,395	71,365	57	4,154	—	—	176,235
Additions	15,557	2,546	13,911	41	1,613	—	—	33,668
Derecognition	(2,848)	(713)	(3,639)	(181)	—	—	—	(7,381)
Translation	1,358	155	406	223	—	—	—	2,142
Accumulated at end of year	99,331	17,383	82,043	140	5,767	—	—	204,664
Carrying amount	23,742	4,821	35,819	73	68,844	2,354	1,678	137,331

Property and equipment as of December 31, 2024 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3 - 5	5	50	—	—
Cost
Values at beginning of year	103,491	18,483	105,105	429	74,460	2,354	7,539	311,861
Additions related to business combinations	1,738	552	125	—	—	—	—	2,415
Additions	13,752	1,727	579	—	—	—	11,371	27,429
Derecognition	(3,076)	(258)	(4,167)	(45)	(375)	—	—	(7,921)
Transfers	—	312	7,970	—	490	—	(8,772)	—
Translation	(1,536)	(116)	(1,043)	(44)	36	—	(91)	(2,794)
Values at end of year	114,369	20,700	108,569	340	74,611	2,354	10,047	330,990

Depreciation
Accumulated at beginning of year	71,075	13,384	61,764	91	2,811	—	—	149,125
Additions	18,199	2,357	14,038	35	1,566	—	—	36,195
Derecognition	(2,896)	(245)	(4,009)	(28)	(275)	—	—	(7,453)
Translation	(1,114)	(101)	(428)	(41)	52	—	—	(1,632)
Accumulated at end of year	85,264	15,395	71,365	57	4,154	—	—	176,235
Carrying amount	29,105	5,305	37,204	283	70,457	2,354	10,047	154,755